Offerings - Offering: 1	Mar. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value CHF 0.10 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	45.89
Maximum Aggregate Offering Price	$ 458,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 63,374.09
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers 10,000,000 Class A ordinary shares, par value CHF 0.10 per share (“Class A Ordinary Shares”) of On Holding AG (the “Company” or “Registrant”) (i) authorized for issuance under the On Holding AG Long Term Incentive Plan 2021 (the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional Class A Ordinary Shares that may become issuable under the Plan by reason of any stock dividend, stock split, or other similar transaction.

Estimated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of computing the registration fee, based on the average of the high and low prices reported for a Class A Ordinary Share on the New York Stock Exchange on February 27, 2026.